[GRAPHIC]

                                               Semiannual Report | June 30, 2002

Invest wisely.(R)

Variable Series
---------------
Montgomery Emerging Markets Fund

                            THE MONTGOMERY FUNDS(SM)

                                     [LOGO]
                            THE MONTGOMERY FUNDS(SM)
                                Invest wisely.(R)

                       ---------------------------------------------------------
                       MEMMX | MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

Josephine Jimenez, CFA ................................ Senior Portfolio Manager
Frank Chiang ................................................. Portfolio Manager

                          Average Annual Total Returns
                         (for the period ended 6/30/02)

                           Montgomery Variable Series:
                              Emerging Markets Fund
Since inception (2/2/96) ..............................................  (4.92)%
One year ..............................................................  (4.01)%
Five years ............................................................ (10.94)%

                        MSCI Emerging Markets Free Index
Since 1/31/96 .........................................................  (4.35)%
One year ..............................................................   1.31%
Five years ............................................................  (8.40)%

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Montgomery Variable Series      MSCI Emerging Markets   Lipper Emerging Markets
  Emerging Markets Fund              Free Index              Funds Average
         7,382                         7,616                     8,456
         7,472                         7,741                     8,640
         7,868                         8,207                     9,134
         7,908                         8,260                     9,216
         7,809                         8,129                     9,130
         7,125                         7,519                     8,952

(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries. (2) The Lipper Emerging Markets Funds Average universe consists of 150 funds. You cannot invest directly in an index.

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

                                Top Ten Holdings
                      (as a percentage of total net assets)
Samsung Electronics Company Ltd. ......................................     6.0%
Taiwan Semiconductor Manufacturing Company Ltd. .......................     4.7%
Anglo American PLC ....................................................     4.2%
Komercni Banka A.S. ...................................................     3.3%
Sasol Ltd. ............................................................     3.0%
Gold Fields Ltd. ......................................................     2.6%
SK Telecom Company Ltd. ...............................................     2.5%
YUKOS, ADR ............................................................     2.4%
Anglo American Platinum Corporation Ltd. ..............................     2.3%
Impala Platinum Holdings Ltd. .........................................     2.2%

                               Top Five Countries
                      (as a percentage of total net assets)
Korea .................................................................    19.4%
Taiwan ................................................................    15.9%
South Africa ..........................................................    15.7%
Mexico ................................................................     8.4%
Brazil ................................................................     7.9%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. There are risks associated with investing in a fund that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. Forecasts and opinions expressed are as of June 30, 2002, are subject to change and may not actually come to pass.

Q: How did the Fund perform during the six-month period ended June 30, 2002, and why?

A: The Fund returned -0.42%, underperforming the benchmark Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, which returned 2.07%. The Fund enjoyed strong gains during the market rally in the first quarter. Those gains were offset, however, by the emergence of corporate accounting scandals in the second quarter. June markets in particular were negatively affected by the questionable accounting practices in the United States and the subsequent fall of the U.S. dollar. These factors put pressure on the emerging markets countries as the global economy depressed and investor unease intensified.

Q: What is an example of a holding that performed poorly?

A: Our holding in Telebras--a liquid basket of stocks that represents the publicly traded portion of Brazil's telecom sector, underperformed during the period. Brazil is experiencing a broad sell-off in all markets, largely over fears of a left wing candidate's winning the October presidential election. Brazilian telecom holdings have suffered from few, if any, of the problems currently facing the global telecom sector; debt is relatively low, demand has nearly met expectations and telecom companies have not paid for expensive licenses. Unfortunately, this has not kept Telebras from suffering along with the entire global telecommunications sector, and we eliminated the stock from the Fund. The outlook for the global telecom market is still unfavorable, as consolidation and improved consumer demand must be present before the beaten-down stocks for many of the largest carriers begin to recover.

Q: What is an example of a holding that impressed?

A: Samsung Electronics was one of the Fund's top performers over the period. A variety of factors have driven its valuation higher, many of which are indicative of the important secular changes affecting stocks in the emerging markets. By allowing companies to pare back debt and sell assets, Korea has made very strong progress in restructuring its economy. Samsung's much improved balance sheet epitomizes this success. The company remains heavily exposed to the export sector, where it is making a push to become one of the world's most recognized technology brand names. It is also exposed to the growing local consumer market, whose speed and breadth of development are impressive. We expect further gains from Samsung, as the company continues to leverage its domestic and international strengths while making additional improvements to its capital structure.

Q: What is your outlook?

A: Despite the market rotations that have dominated headlines in the United States and Europe, we maintain our conviction that a global economic recovery is underway. Conditions in Asia have improved dramatically, with better economic fundamentals in Thailand and Korea leading the region higher. Uncertainties in Brazil make us cautious going forward, but we are not completely out of the country. We like South Africa and Russia, because we are positive on resource holdings. When contemplating the prospects of a global recovery, we feel that Asia and Mexico will fare well. An important factor in the health of the global economy will continue to be conditions in the United States, the largest export market for many countries. As clarity emerges regarding the health of the United States economy, so too will it for many developing markets.


Call (800) 232.2197 x6742 / visit montgomeryasset.com      1

---------------------------------------------------------
MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND | MEMMX

Portfolio Investments: June 30, 2002 (Unaudited)

Shares                                                            Value (Note 1)

COMMON STOCKS - 98.6%

Argentina - 0.7%
    23,200   Quilmes Industrial S.A., ADR
             (Beverages: Alcoholic) ............................   $    226,896
    27,900   Siderca S.A.I.C., ADR (Steel) .....................        441,099
                                                                   ------------
                                                                        667,995

Brazil - 3.9%
    18,700   Aracruz Celulose S.A., Sponsored ADR
             (Pulp & Paper) ....................................        374,000
   154,500   Companhia Paranaense de Energia-Copel,
             Sponsored ADR (Electric Utilities) ................        625,725
34,500,000   Companhia Siderurgica Nacional S.A.+ (Steel) ......        549,557
   101,400   Petroleo Brasileiro S.A. (Integrated Oil) .........      1,920,319
    89,000   Tele Centro Oeste Celular Participacoes S.A.,
             ADR (Wireless Telecommunications) .................        394,270
    20,000   Vale do Rio Doce, Series B
             (Other Metals/Minerals) ...........................             --
                                                                   ------------
                                                                      3,863,871

China/Hong Kong - 7.7%
   350,500   China Mobile Ltd.+
             (Wireless Telecommunications) .....................      1,038,046
   109,100   China Mobile Ltd., Sponsored ADR+
             (Wireless Telecommunications) .....................      1,595,042
 7,824,000   China Petroleum & Chemical Corporation,
             Class H (Integrated Oil) ..........................      1,394,313
   518,000   China Unicom Ltd.+
             (Major Telecommunications) ........................        398,472
   481,000   CNOOC Ltd. (Oil & Gas Production) .................        644,433
 2,164,000   PetroChina Company Ltd., Class H
             (Integrated Oil) ..................................        460,555
    72,000   UTStarcom, Inc.+
             (Telecommunications Equipment) ....................      1,451,160
 4,476,000   Wah Sang Gas Holdings Ltd.
             (Oil & Gas Pipelines) .............................        717,326
                                                                   ------------
                                                                      7,699,347

Czech Republic - 3.3%
    64,100   Komercni Banka A.S.+ (Regional Banks) .............      3,276,422

Hungary - 2.1%
   274,600   OTP Bank Rt. (Regional Banks) .....................      2,156,892

India - 3.9%
    66,180   Hindalco Industries Ltd. (Aluminum) ...............        962,427
   179,000   Hindustan Lever Ltd.
             (Household/Personal Care) .........................        708,343
   183,000   Mahanagar Telephone Nigam Ltd.
             (Specialty Telecommunications) ....................        533,157
   251,660   Reliance Industries Ltd.+
             (Chemicals: Major Diversified) ....................      1,388,096
    65,000   State Bank of India (Regional Banks) ..............        319,945
                                                                   ------------
                                                                      3,911,968

Indonesia - 1.9%
 1,616,000   PT Ramayana Lestari Sentosa Tbk
             (Department Stores) ...............................        774,337
 2,607,500   PT Telekomunikasi Indonesia
             (Specialty Telecommunications) ....................      1,122,246
                                                                   ------------
                                                                      1,896,583

Israel - 1.3%
    22,550   Check Point Software Technologies Ltd.+
             (Internet Software Services) ......................        305,665
    14,800   Teva Pharmaceutical Industries Ltd.,
             Sponsored ADR (Pharmaceuticals: Other) ............        988,418
                                                                   ------------
                                                                      1,294,083

Korea - 19.4%
    54,630   Hyundai Motor Company Ltd.
             (Motor Vehicles) ..................................      1,641,625
    39,904   Kookmin Bank (Major Banks) ........................      1,937,152
    55,360   Koram Bank+ (Regional Banks) ......................        494,697
    34,390   LG Chem Ltd. (Chemicals: Specialty) ...............      1,243,529
    40,960   LG Electronics, Inc.+ (Electronics/Appliances) ....      1,634,314
    10,380   POSCO (Steel) .....................................      1,151,895
    28,400   POSCO, ADR (Steel) ................................        774,468
    21,976   Samsung Electronics Company Ltd.
             (Electronic Equipment/Instruments) ................      6,010,062
    57,070   Shinhan Financial Group Company Ltd.
             (Regional Banks) ..................................        806,475
     7,020   Shinsegae Company Ltd. (Specialty Stores) .........      1,190,424
    11,190   SK Telecom Company Ltd.
             (Wireless Telecommunications) .....................      2,506,820
                                                                   ------------
                                                                     19,391,461

Malaysia - 2.5%
    97,000   Maxis Communications Berhad
             (Wireless Telecommunications) .....................        123,803
 1,254,300   Public Bank Berhad (Regional Banks) ...............      1,142,073
   179,000   Resorts World Berhad
             (Hotels/Resorts/Cruiselines) ......................        499,316
   187,600   Telekom Malaysia Berhad
             (Major Telecommunications) ........................        392,479
   127,000   Tenaga Nasional Berhad (Electric Utilities) .......        334,210
                                                                   ------------
                                                                      2,491,881

Mexico - 8.4%
   385,800   Alfa S.A., Series A
             (Industrial Conglomerates) ........................        649,703
    68,500   America Movil S.A. de C.V., Series L
             (Wireless Telecommunications) .....................        917,900
   158,800   Apasco S.A. de C.V. (Construction Materials) ......        931,215
    26,900   Fomento Economico Mexicano S.A. de C.V.,
             Sponsored ADR (Beverages: Alcoholic) ..............      1,055,018
 2,602,100   Grupo Financiero Bancomer S.A. de C.V.,
             Series O (Regional Banks) .........................      2,117,989
   321,000   Grupo Mexico S.A., Series B
             (Other Metals/Minerals) ...........................        450,481
   169,000   Organizacion Soriana S.A. de C.V., Series B+
             (Specialty Stores) ................................        419,281
    59,700   Telefonos de Mexico S.A. de C.V., Series L,
             Sponsored ADR
             (Major Telecommunications) ........................      1,915,176
                                                                   ------------
                                                                      8,456,763

Pakistan - 0.3%
   918,500   Hub Power Company Ltd. (The)
             (Electric Utilities) ..............................        355,124

Peru - 1.2%
    46,500   Compania de Minas Buenaventura S.A., ADR
             (Precious Metals) .................................      1,190,400

Philippines - 1.7%
 4,364,000   Ayala Land, Inc. (Real Estate Development) ........        485,611


The accompanying notes are an integral part of these financial statements.     2

                       ---------------------------------------------------------
                       MEMMX | MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

                                Portfolio Investments: June 30, 2002 (Unaudited)

Shares                                                            Value (Note 1)

COMMON STOCKS - continued
Philippines - continued
    163,100   Philippine Long Distance Telephone
              Company, Sponsored ADR
              (Specialty Telecommunications) ....................  $  1,216,726
                                                                   ------------
                                                                      1,702,337

Poland - 0.4%
     17,330   Bank Pekao S.A. (Regional Banks) ..................       397,235

Russia - 6.6%
     37,600   Gazprom, Sponsored ADR, Series S
              (Oil & Gas Pipelines) .............................       620,400
     27,000   Lukoil Holding Company, Sponsored ADR
              (Integrated Oil) ..................................     1,755,000
     60,300   Mobile Telesystems, Sponsored ADR
              (Wireless Telecommunications) .....................     1,826,487
     17,100   YUKOS, ADR (Integrated Oil) .......................     2,377,413
                                                                   ------------
                                                                      6,579,300

South Africa - 15.7%
     59,500   Anglo American Platinum Corporation Ltd.
              (Precious Metals) .................................     2,319,816
    251,587   Anglo American PLC
              (Other Metals/Minerals) ...........................     4,172,937
    205,400   Gold Fields Ltd. (Precious Metals) ................     2,561,978
     35,200   Harmony Gold Mining Company Ltd.
              (Precious Metals) .................................       482,066
     40,620   Impala Platinum Holdings Ltd.
              (Precious Metals) .................................     2,219,258
     71,800   Sappi Ltd. (Pulp & Paper) .........................     1,004,080
    281,100   Sasol Ltd. (Chemicals: Major Diversified) .........     2,971,304
                                                                   ------------
                                                                     15,731,439

Taiwan - 15.9%
    327,000   Asustek Computer, Inc.+
              (Computer Processing Hardware) ....................       983,643
    411,876   Cathay Financial Holding Company Ltd.+
              (Life/Health Insurance) ...........................       606,534
  2,556,000   China Steel Corporation (Steel) ...................     1,315,869
  1,195,000   Chinatrust Financial Holding Company
              (Regional Banks) ..................................     1,055,148
  1,199,000   Compal Electronics, Inc.
              (Computer Processing Hardware) ....................     1,151,987
  1,637,000   Formosa Chemicals & Fibre Corporation
              (Chemicals: Major Diversified) ....................     1,489,518
    523,000   Formosa Plastic Corporation
              (Chemicals: Specialty) ............................       627,725
    342,000   Hon Hai Precision Industry Company Ltd.
              (Computer Peripherals) ............................     1,397,276
    138,000   Quanta Computer, Inc.
              (Computer Processing Hardware) ....................       388,267
    125,000   Realtek Semiconductor Corporation
              (Semiconductors) ..................................       447,097
  2,310,158   Taiwan Semiconductor Manufacturing
              Company Ltd.+ (Semiconductors) ....................     4,701,908
    884,670   United Microelectronics Corporation+
              (Semiconductors) ..................................     1,061,816
  1,144,000   Yuanta Core Pacific Securities Company+
              (Investment Banks/Brokers) ........................       708,794
                                                                   ------------
                                                                     15,935,582

Thailand - 1.3%
    400,600   Bangkok Bank Public Company Ltd.+
              (Regional Banks) ..................................       660,277
     24,700   Siam Cement Public Company Ltd. (The)
              (Construction Materials) ..........................       639,490
                                                                   ------------
                                                                      1,299,767

Turkey - 0.4%
 89,024,000   Tupras-Turkie Petrol Rafinerileri A.S
              (Oil Refining/Marketing) ..........................       364,967

TOTAL COMMON STOCKS
(Cost $95,066,268) ..............................................    98,663,417
                                                                   ------------

PREFERRED STOCKS - 4.0%

Brazil - 4.0%
 57,500,000   Banco do Brasil S.A. (Major Banks) ................       194,991
 77,800,000   Centrais Eletricas Brasileiras S.A., Series B
              (Electric Utilities) ..............................       740,821
     60,500   Companhia de Bebidas das Americas, ADR
              (Beverages: Alcoholic) ............................       940,170
     28,100   Telecomunicacoes Brasileiras S.A.,
              Sponsored ADR (Major Telecommunications) ..........       637,308
          8   Telefonica Data Brasil Holdings+
              (Specialty Telecommunications) ....................            --
 59,000,000   Telemar Norte Leste S.A., Series A
              (Major Telecommunications) ........................     1,044,248
          8   Telesp Participacoes S.A.+
              (Other Telephone/Communication) ...................            --
    179,000   Usinas Siderurgicas de Minas Gerais S.A.,
              Class A (Steel) ...................................       439,738

TOTAL PREFERRED STOCKS
(Cost $5,363,503) ...............................................     3,997,276
                                                                   ------------

TOTAL SECURITIES
(Cost $100,429,771) .............................................   102,660,693
                                                                   ------------

Principal Amount

REPURCHASE AGREEMENT - 0.1%
$    71,000   J.P. Morgan Securities, Inc.^
              2.0% dated 6/28/02, due 7/01/02
              (Cost $71,000) ....................................        71,000
                                                                   ------------

TOTAL INVESTMENTS - 102.7%
(Cost $100,500,771*) ............................................   102,731,693
                                                                   ------------

OTHER ASSETS AND LIABILITIES - (2.7)%
(Net) ...........................................................    (2,677,056)
                                                                   ------------

NET ASSETS - 100.0% .............................................  $100,054,637
                                                                   ============

Endnotes

+     Non-income producing security.

++ All or a portion of this security is considered illiquid--those securities that are unable to be sold within seven days.

^ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 2002. The investment in the repurchase agreement is through participation in a joint account with affiliated Funds.

*     Aggregate cost for federal tax purposes is substantially the same.

Abbreviations

ADR   American Depositary Receipt


The accompanying notes are an integral part of these financial statements.     3

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

Assets:                                                                                 Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
   Securities (including securities on loan*) ........................................      $102,660,693
   Repurchase agreement ..............................................................            71,000
                                                                                            ------------
Total Investments ....................................................................       102,731,693
Cash .................................................................................           682,000
Collateral held for securities on loan ...............................................         6,553,575
Foreign currency, at value (Cost $883,484) (note 1) ..................................           883,380
Receivables:
   Investment securities sold ........................................................         1,143,391
   Dividends .........................................................................           214,647
   Interest ..........................................................................                75
                                                                                            ------------
Total Assets .........................................................................       112,208,761
                                                                                            ------------

Liabilities:
-------------------------------------------------------------------------------------------------------------
Payables:
   Collateral payable to broker ......................................................         6,553,575
   Borrowings under the line of credit agreement .....................................         5,300,000
   Investment securities purchased ...................................................           125,040
   Management fees (note 2) ..........................................................           114,184
   Custodian fees ....................................................................            20,730
   Trustees' fees and expenses (note 2) ..............................................             6,886
   Transfer agency and servicing fees ................................................             1,963
   Other accrued liabilities and expenses ............................................            31,746
                                                                                            ------------
Total Liabilities ....................................................................        12,154,124
                                                                                            ------------
Net Assets ...........................................................................      $100,054,637
Investments at identified cost .......................................................      $100,500,771

Net Assets Consist of:
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income ..................................................      $    564,027
Accumulated net realized loss on securities sold and foreign-currency transactions ...       (51,640,426)
Net unrealized appreciation of investments and foreign-currency transactions .........         2,236,781
Shares of beneficial interest ........................................................           139,094
Additional paid-in capital ...........................................................       148,755,161
                                                                                            ------------
Net Assets ...........................................................................      $100,054,637

Net Assets:
-------------------------------------------------------------------------------------------------------------
Net Assets ...........................................................................      $100,054,637
Number of Fund shares outstanding ....................................................        13,909,436
Net asset value, offering and redemption price per share outstanding .................      $       7.19

*Securities on loan at June 30, 2002, were valued at $6,461,201.


The accompanying notes are an integral part of these financial statements.     4

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS

                                      Six Months Ended June 30, 2002 (Unaudited)

Net Investment Income:                                     Emerging Markets Fund
--------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding taxes of $51,650) ..      $ 1,365,677
Interest .................................................           41,977
Securities lending income (note 1) .......................            7,889
                                                                -----------
Total Income .............................................        1,415,543
                                                                -----------
Expenses:
Management fee (note 2) ..................................          766,021
Custodian fee ............................................           78,279
Tax expense ..............................................           43,178
Accounting expenses ......................................           21,670
Printing fees ............................................           17,627
Legal and audit fees .....................................           14,442
Interest expense (note 3) ................................           10,402
Trustees' fees and expenses (note 2) .....................            8,612
Transfer agency and servicing fees .......................            6,622
Other expenses ...........................................           16,016
                                                                -----------
Total Expenses ...........................................          982,869
                                                                -----------
Net Investment Income ....................................          432,674
                                                                -----------

Net Realized and Unrealized Gain/(Loss) on Investments:
--------------------------------------------------------------------------------
Net realized loss from:
   Securities transactions ...............................       (2,842,978)
   Foreign-currency transactions .........................         (175,567)
                                                                -----------
Net Realized Loss on Investments .........................       (3,018,545)
Net change in unrealized appreciation of:
   Securities transactions ...............................        2,771,368
   Foreign-currency transactions .........................           16,971
                                                                -----------
Net Change in Unrealized Appreciation of Investments .....        2,788,339
                                                                -----------

Net Realized and Unrealized Loss on Investments ..........         (230,206)
                                                                -----------
Net Increase in Net Assets Resulting from Operations .....      $   202,468
                                                                -----------


The accompanying notes are an integral part of these financial statements.     5

-----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------
                                                                              Six Months Ended
                                                                                   6/30/02          Year Ended
                                                                                 (Unaudited)         12/31/01
----------------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Net Assets from Operations:
----------------------------------------------------------------------------------------------------------------
Net investment income ....................................................      $    432,674       $  1,119,763
Net realized loss on investments .........................................        (3,018,545)       (17,234,102)
Net change in unrealized appreciation of investments .....................         2,788,339          8,669,912
                                                                                ------------       ------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..........           202,468         (7,444,427)

Beneficial Interest Transactions:
----------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4) ...        (1,046,774)         7,613,212
                                                                                ------------       ------------
Net Increase/(Decrease) in Net Assets ....................................          (844,306)           168,785

Net Assets:
----------------------------------------------------------------------------------------------------------------
Beginning of period ......................................................      $100,898,943       $100,730,158
End of Period ............................................................      $100,054,637       $100,898,943
Undistributed Net Investment Income ......................................      $    564,027       $    131,353


The accompanying notes are an integral part of these financial statements.     6

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS

                                                                                            Emerging Markets Fund

                                                                                              Fiscal Year Ended December 31,
Selected Per-Share Data for the Year or Period Ended:                             6/30/02    --------------------------------
                                                                                (Unaudited)          2001         2000
Net Asset Value - Beginning of Period                                            $   7.22          $   7.76     $  10.86
-----------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                         0.03              0.08        (0.03)
Net realized and unrealized gain/(loss) on investments                              (0.06)            (0.62)       (3.07)
-----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations          (0.03)            (0.54)       (3.10)
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                   --                --           --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                                  $   7.19          $   7.22     $   7.76
-----------------------------------------------------------------------------------------------------------------------------
Total Return*                                                                       (0.42)%           (6.96)%     (28.55)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                                              $100,055          $100,899     $100,730
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                          0.71%+            1.19%       (0.34)%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager                  $   0.03          $   0.08     $  (0.03)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                60%              118%         103%
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                                     1.60%+            1.67%        1.81%
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and
   tax expense                                                                       1.60%+            1.67%        1.81%
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                                     1.52%+            1.59%        1.56%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                       Emerging Markets Fund

Selected Per-Share Data for the Year or Period Ended:                              Fiscal Year Ended December 31,
                                                                                 ----------------------------------
                                                                                    1999        1998        1997
Net Asset Value - Beginning of Period                                            $   6.59    $ 10.57     $  10.65
-------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                         0.02       0.01         0.02
Net realized and unrealized gain/(loss) on investments                               4.25      (3.98)       (0.08)
-------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations           4.27      (3.97)       (0.06)
-------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                                (0.00)@    (0.01)       (0.02)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                                  $  10.86    $  6.59     $  10.57
-------------------------------------------------------------------------------------------------------------------
Total Return*                                                                       64.81%    (37.53)%      (0.58)%
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                                              $131,197    $72,323     $114,837
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                          0.20%      0.67%        0.63%
-------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager                  $   0.02    $  0.01     $   0.02
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               124%       112%          71%
-------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                                     1.65%      1.80%        1.76%
-------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and
   tax expense                                                                       1.65%        --         1.81%
-------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                                     1.62%      1.75%        1.75%
-------------------------------------------------------------------------------------------------------------------

* Total return represents aggregate total return for the periods indicated. @ Amount represents less than $0.01 per share.
+ Annualized.


The accompanying notes are an integral part of these financial statements.     7

-----------------------------
NOTES TO FINANCIAL STATEMENTS

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of June 30, 2002, the Trust had two series: the Montgomery Variable Series: Growth Fund and the Montgomery Variable Series: Emerging Markets Fund. Information presented in these financial statements pertains only to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The financial statements of the Montgomery Variable Series: Growth Fund is presented under a separate cover.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean between the closing bid and ask prices. Securities traded on the over-the-counter market or on the Nasdaq national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

c. Forward Foreign-Currency Exchange Contracts

The Fund typically does not hedge against movements in currency exchange rates. In certain limited circumstances, however, the Fund may engage in forward foreign-currency exchange contracts ("forward contracts") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain/(loss) is recorded daily. Unrealized gains and losses that represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net unrealized gain/(loss) from foreign-currency-related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are along with the net realized gain/(loss) and unrealized appreciation/(depreciation) from investments.

d. Repurchase Agreements

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or a joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

e. Securities Lending

The Fund may lend investment securities to investors who borrow securities to complete certain transactions. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

The Fund receives cash as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Fund, and the remainder is rebated to the borrower of the securities. From the interest retained by the Fund, 25% is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations as securities lending income.

f. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gain and loss from securities transactions are recorded on the identified cost basis of the securities sold. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

g. Federal Income Taxes

The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

income taxes and excise taxes. Therefore, no provisions for federal income taxes and excise taxes have been provided.

The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based on its current interpretation of existing tax rules and regulations in the markets in which it invests.

h. Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. For the six months ended June 30, 2002, both the contractual and effective management fees were 1.25%.

Under the Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.75% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a one-year term extendable for an additional year at the end of each fiscal year.

The Manager has not deferred or recouped any management fees during the six months ended June 30, 2002. No recoupable balance is outstanding.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. The Administrator does not receive any compensation from the Fund for performing these services other than out-of-pocket expenses.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive a retainer totaling $65,000 per annum, as well as reimbursement for expenses, for services as Trustee of all Trusts advised by the Manager; $6,000 of which is allocated to The Montgomery Funds III.

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 2002, were $69,598,863 and $69,781,655, respectively.

b. Under an unsecured Revolving Credit Agreement with J.P. Morgan Chase Bank, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value (or such lower limit applicable to such Fund), provided the aggregate funds borrowed do not exceed $60,000,000 per lender. For the six months ended June 30, 2002, borrowings by the Fund under these agreements were as follows:

  Amount Outstanding    Average Amount          Maximum           Average                          Average Debt
     at 6/30/02           Outstanding      Debt Outstanding    Interest Rate     Average Shares      per Share
-----------------------------------------------------------------------------------------------------------------
     $5,300,000            $640,659           $10,200,000          2.40%           15,980,432          $0.04

The average amount outstanding during the six months was calculated by totaling borrowings at the end of each day and dividing the sum by the number of days in the six months ended June 30, 2002.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were as follows:

                                                   Shares
                            -----------------------------------------------------
                                         Issued as
                                        Reinvestment                Net Increase/
                               Sold     of Dividends    Redeemed     (Decrease)
---------------------------------------------------------------------------------
Six months ended 6/30/02    24,528,035       --       (24,600,720)     (72,685)
Year ended 12/31/01         23,907,384       --       (22,904,077)   1,003,307

                                                     Dollars
                            ---------------------------------------------------------
                                           Issued as
                                          Reinvestment                  Net Increase/
                               Sold       of Dividends     Redeemed      (Decrease)
-------------------------------------------------------------------------------------
Six months ended 6/30/02    $190,275,988       --       $(191,322,762)  $(1,046,774)
Year ended 12/31/01          173,615,257       --        (166,002,045)   $7,613,212

At June 30, 2002, shareholders of the Fund with ownership of 10% or greater included one shareholder, comprising ownership of 87.85% of the aggregate shares outstanding.

5. FOREIGN SECURITIES:

The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. CAPITAL LOSS CARRYFORWARDS:

At December 31, 2001, the Fund had available for federal income-tax purposes unused capital losses of $20,512,102 expiring in 2006, $6,669,748 expiring in 2007 and $19,234,614 expiring in 2009.

-----------------------------
NOTES TO FINANCIAL STATEMENTS

Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2001, the Fund elected to defer net capital losses of $651,308 occurring between November 1, 2001, and December 31, 2001.

Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2002.

7. Tax Information

Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains (including net short-term capital gains) earned by the Fund are distributed at least annually. Additional distributions of net investment income and capital gains for the Fund may be made to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

At June 30, 2002, cost for federal income-tax purposes was $100,500,771. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $12,183,904 and $9,952,982, respectively.

                                            ------------------------------------
                                            INFORMATION ON TRUSTEES AND OFFICERS

                                        for the Montgomery Funds III (Unaudited)

Trustees
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Number
                                                                                                 of
                                                                                             Portfolios
                                               Length of Time                                 in Fund
                               Position Held     Served/Term       Principal Occupation       Complex        Other Directorships
Name, Address and Year Born    with Fund          of Office        During Past 5 Years        Overseen         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
John A. Farnsworth             Disinterested   July 9, 1990,   Managing director of              20      The Montgomery Funds I and
One Embarcadero, Suite 2101    Trustee         to present/     Korn/Ferry International                  II; Montgomery Partners
San Francisco, CA 94111                        Indefinite      since 1999. Principal of                  Absolute Return Fund LLC
Born 1941                                                      Pearson, Caldwell &
                                                               Farnsworth, Inc., an
                                                               executive search consulting
                                                               firm, from 1991 to 1999.

Andrew Cox                     Disinterested   July 9, 1990,   Independent investment            20      The Montgomery Funds I and
101 California Street          Trustee         to present/     consultant. President,                    II; Montgomery Partners
San Francisco, CA 94111                        Indefinite      Denver International                      Absolute Return Fund LLC;
Born 1944                                                      School, from 1998 to 2000,                Berger Enhanced Portfolio
                                                               and member of the Board                   Trust
                                                               from 1997 to 2000. Adjunct
                                                               professor, University of
                                                               Denver, Department of
                                                               Finance, from 1994 to 1998.

Cecilia H. Herbert             Disinterested   November        Chair of the Investment           20      The Montgomery Funds I and
101 California Street          Trustee         12, 1992,       Committee of the                          II; Montgomery Partners
San Francisco, CA 94111                        to present/     Archdiocese of San                        Absolute Return Fund LLC
Born 1949                                      Indefinite      Francisco Finance Council.
                                                               Member of the Boards of the
                                                               Thacher School, Catholic
                                                               Charities Catholic Youth
                                                               Organization of San
                                                               Francisco and the Women's
                                                               Board of California Pacific
                                                               Medical Center.

R. Stephen Doyle               Disinterested   July 9, 1990,   Chairman of the Board of          20      The Montgomery Funds I and
101 California Street          Trustee         to present/     Trustees of the Trusts                    II; Montgomery Partners
San Francisco, CA 94111                        Indefinite      since 1990. Chairman                      Absolute Return Fund LLC;
Born 1939                                                      emeritus of the Manager                   Main Management, LLC
                                                               since 2001. Chairman of the
                                                               Manager from 1990 to 2001.
                                                               Chief executive officer of
                                                               the Manager from 1990 to
                                                               1999. Founder of the
                                                               Manager.

F. Scott Tuck                  Interested      January         Chair and chief executive         19      The Montgomery Funds I and
101 California Street          Trustee         1, 2002,        officer of the Manager.                   II; Director of the Manager
San Francisco, CA 94111                        to present/     Managing director of
Born 1957                                      Indefinite      Chancellor LGT Asset
                                                               Management from 1990 to
                                                               1998.

Affiliated Officers
------------------------------------------------------------------------------------------------------------------------------------

George A. Rio                  President and   June 30,        Senior vice president of          20      None
60 State Street, Suite 1300    treasurer       1998,           BISYS Fund Services.
Boston, MA 02109                               to present      Executive vice president of
Born 1955                                                      Funds Distributor, Inc.,
                                                               from 1998 to 2001. Senior
                                                               vice president of Putnam
                                                               Investments from 1995 to
                                                               1998.

Karen Jacoppo-Wood             Vice president  September       Counsel of BISYS Fund             20      None
60 State Street, Suite 1300    and assistant   10, 1997,       Services. Vice president
Boston, MA 02109               secretary       to present      and senior associate
Born 1966                                                      general counsel of Funds
                                                               Distributor, Inc., from
                                                               1996 to 2001.

Christopher J. Kelley          Vice president  September       Vice president and senior         20      None
60 State Street, Suite 1300    and assistant   10, 1997,       counsel of BISYS Fund
Boston, MA 02109               secretary       to present      Services. Senior vice
Born 1964                                                      president and deputy
                                                               general counsel of Funds
                                                               Distributor, Inc., from
                                                               1996 to 2001.

Mary A. Nelson                 Vice president  September       Senior vice president of          20      None
60 State Street, Suite 1300    and assistant   10, 1997,       BISYS Fund Services. Senior
Boston, MA 02109               treasurer       to present      vice president of Funds
Born 1964                                                      Distributor, Inc from 2000
                                                               to 2001. Vice president of
                                                               Funds Distributor, Inc.
                                                               from 1994 to 2000.

Stacey Bufton                  Vice president  May 31, 2001,   Vice president of BISYS           20      None
60 State Street, Suite 1300    and assistant   to present      Fund Services since 1999.
Boston, MA 02109               treasurer                       Manager at First Data
Born 1969                                                      Investor Services Group
                                                               from 1997 to 1999.

                       This page intentionally left blank.

This report and the financial statements contained herein are provided for the general information of the shareholders of The Montgomery Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other agency and are subject to investment risk, including the possible loss of principal. Neither The Montgomery Funds nor Montgomery Asset Management, LLC, is a bank.

For more information on any other Montgomery Funds, including charges and expenses, visit our Web site at www.montgomeryasset.com or call (800) 232-2197, ext. 6742.

Funds Distributor, Inc. 08/02

           [LOGO]
  THE MONTGOMERY FUNDS(SM)
      Invest wisely.(R)
    101 California Street
San Francisco, CA 94111-9361

     -------------------
     800.232.2197 x6742
     -------------------
     montgomeryasset.com
     -------------------

GUIDED BY DEEP GLOBAL PERSPECTIVE, Montgomery is distinguished as an innovative investment management firm. Our seasoned experts are dedicated to the goal of exceptional investment performance through disciplined growth strategies. By empowering investors with access to our experience and insight, we help you Invest wisely.(R)

                                                                             540